ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:
Medical equipment	5 years

SCHEDULE OF PROPERTY AND EQUIPMENT

As of December 31, 2022 and 2021, property and equipment consisted of the following:

	December 31,
	2022	2021
Medical equipment	$2,995	$2,746
Total	2,995	2,746
Less, accumulated depreciation	(1,499)	(249)
Equipment, net	$1,496	$2,497